Revenue from Contracts with Customers	6 Months Ended
Jun. 30, 2025
Revenue from Contracts with Customers [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS
8.	REVENUE FROM CONTRACTS WITH CUSTOMERS

a)	Disaggregated revenue information:

	For the six months ended June 30,
	2024	2025
	US$	US$
Types of goods
Whisky products	1,382,345	1,883,548

Timing of revenue recognition
Goods transferred at a point in time	1,382,345	1,883,548

During the six months ended June 30, 2024, contract liabilities of US$304,577 were recognized as revenue. No contract liabilities were recognized as revenue during the six months ended June 30, 2025.

b)	Performance obligations

1.	Nature of Performance Obligations

In accordance with ASC 606, the Company identifies the following performance obligations in its contracts:

●	Product Delivery:

The Company is responsible for delivering the specified goods (e.g., whisky products) to the designated location and ensuring that the goods meet the agreed specifications and quality.

●	Acceptance and Replacement:

If the delivered goods do not conform to the specifications or have defects, the customer must notify the Company in writing within 10 days, and the Company shall unconditionally replace the goods and bear the corresponding shipping costs. However, upon the acceptance of the delivered goods by the customer, no return of the goods will be accepted if the customers subsequently discover the delivered goods do not confirm to the agreed specifications or have defects.

2.	Timing of Revenue Recognition

●	Upon Delivery:

Revenue is recognized when the goods are delivered to the customer, which is when control of the goods transfers to the customer.

For overseas sales transactions, the Company recognise revenue in accordance with relevant incoterms (international Commercial Terms) specified in the respective sales contracts. The timing of revenue recognition is determined by the transfer of control and risk associated with the goods to the customer.

For overseas sales under the Free on Board (FOB) shipping point incoterm, revenue is recognised when the goods are loaded onto the vessel at the specified shipping point, at which point control and risks related to the goods are transferred to the buyer.

In the case of overseas sales under Cost, Insurance, and Freight (CIF) destination incoterm, revenue is recognised upon delivery of the goods to the specified destination port, where control and risks related to the goods are transferred to the buyer.

3.	Contractual Liabilities

According to the contract terms, the following situations may affect the fulfillment of performance obligations and revenue recognition:

●	Force Majeure:

If delivery is delayed due to natural disasters or other force majeure events, Company shall negotiate with customer, which may affect the timing of revenue recognition.

●	Breach of Contract:

If customer fails to pay the agreed price, the Company has the right to terminate the contract and request the return of the goods. If the Company fails to deliver the agreed goods, they will bear the corresponding liability and pay penalties.

This disclosure aims to provide stakeholders with a clear understanding of the nature and timing of revenue recognized from contracts with customers.